SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2020
Significant Accounting Policies [Abstract]
Disclosure of detailed information about estimated useful life or depreciation rate [Table Text Block]
  Furniture and fixtures                                  Straight-line over 5 years
  Computer hardware Straight-line over 3 years
  Computer software Straight-line over 3 years
  Leasehold improvements Straight-line over shorter of useful life or the lease term

Disclosure of detailed information about finite useful lives of intangible assets [Table Text Block]	Customer Relationships Straight-line over 10 years Technology Straight-line over 3 to 5 years